Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Allowances for credit losses	$ 614,658					$ 790,389	$ 468,971
Prepaid expenses	1,665,536					2,141,712
Allowances of prepayment
Intangible assets	3,538,714					4,550,432	480,618
Deferred IPO costs							941,927
Impairment of long-lived assets
Selling and marketing expenses	179,790	$ 231,192
General and administrative expenses	945,708	1,216,086	205,715
Research and development expenses			1,120,000	$ 1,120,000
Penalties and interest incurred
Percentage of tax benefit	50.00%	50.00%
Unauthorixed tax
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term deposits	$ 857,843					$ 1,103,100	$ 2,078,263
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Q [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.20%	18.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor O [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	25.40%	25.40%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor P [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.20%	18.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor R [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.40%	14.40%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor S [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.20%	12.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor T [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					81.50%
Total Purchase [Member] | Supplier Concentration Risk [Member] | Vendor L [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	66.70%	66.70%
Total Purchase [Member] | Supplier Concentration Risk [Member] | Vendor M [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.60%	14.60%
Total Purchase [Member] | Supplier Concentration Risk [Member] | Vendor N [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			92.80%
Company A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	25.10%	25.10%
Company A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	53.50%	53.50%
Company B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	38.50%	38.50%
Company B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	24.10%	24.10%
Company C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.60%	10.60%
Company D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			26.10%
Company H [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%	12.00%			16.60%
Company I [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					11.20%
Company E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			25.70%
Company F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			24.60%
Company G [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			16.50%
Company J [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					31.90%
Company K [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					12.90%
SGD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	0.012859					0.012859
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	0.01					0.01
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimates useful lives	7 years					7 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimates useful lives	5 years					5 years